UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  July 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Reports to Stockholders.

ANNUAL REPORT
July 31, 2016

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I Shares – OFDIX

O’Shaughnessy Market Leaders Value Fund
Class I Shares – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I Shares – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

For the fiscal year ended July 31, 2016, the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) underperformed, with Class A shares returning -3.87% (with the effect of sales charges), 1.45% (without the effect of sales charges), Class C shares returning 0.45%, and Class I shares returning 1.46%, while the Russell 3000® Index returned 4.44% and the S&P 500® Index returned 5.61% for the same period.

Several positions detracted from performance, including Discovery Communications Inc., CF Industries Holdings Inc., and Mosaic Company.  Performance was boosted, however, by several over-weights to stocks such as Travelers Companies Inc., The Home Depot Inc., and Caterpillar Inc.

Based on our key factors of high yield, attractive valuation, and high momentum, the All Cap Core Fund was hurt by overweight allocations to Materials and Consumer Discretionary.  Stock selection within Materials and Consumer Discretionary also detracted from returns.  The Fund benefited from an underweight allocation to, and stock selection within, the Financial sector.  An underweight allocation to Health Care also contributed to performance.

Based on our key selection criteria, we believe the All Cap Core Fund is well positioned versus its benchmark, the Russell 3000® Index, and relative to the overall market. The Fund invests in companies with stronger momentum, lower debt ratios, and companies that trade at deep discounts across a number of valuation factors. These companies are also returning capital to shareholders at three times the rate of the Russell 3000® Index.

Enhanced Dividend Fund

For the fiscal year ended July 31, 2016, the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”) Class I shares returned 2.74%, while the MSCI All Country World Index returned -0.44% and the Russell 1000® Value Index returned 5.38% for the same period.

The Enhanced Dividend Fund benefited from allocations to CenturyLink Inc., Bank of Montreal, and Coach Inc.  The main detractors from return were holdings in BHP Billiton Plc., Rio Tinto Plc., and Telefonica.

Over the past fiscal year, the allocation effect detracted from returns, by -1.19%, while security selection contributed to returns, by 4.89%. An underweight allocation to Consumer Staples and security selection within Materials detracted from returns. Underweight allocations and security selection within Consumer Discretionary and Financials aided returns.

Based on our historical research back to 1926, dividend yield goes through cyclical periods of outperformance and underperformance. Dividend yield recently suffered from a series of rare events. In prior years, allocations to global dividend yield favored foreign stocks due to their discounted valuations and strong yields relative to U.S. counterparts. By virtue of the foreign exposure, currency exposure also existed. Finally, as oil prices rose to their recent 2014 highs, persistently increasing earnings and yields made Energy stocks appealing. The culmination of a massive U.S. Dollar (“USD”) strengthening in 2014, U.S. stock outperformance, and a deterioration in energy markets plagued dividend-oriented allocations.

Market Leaders Value Fund

The O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”) was incepted on February 26th, 2016. Since inception through the fiscal year end, the Market Leaders Value Fund underperformed with Class I shares returning 8.70%, while the Fund’s benchmark, the Russell 1000® Value Index, returned 14.47% for the same period.

The Market Leaders Value Fund benefitted from holdings in Illinois Tool Works Inc., Northrop Grumman Corp., and National OilWell Varco Inc. Holdings that detracted from returns were Macy’s Inc., H & R Block Inc., and Bed Bath & Beyond Inc.

Security selection within the Industrials and Consumer Staples sectors contributed to returns, while security selection within Consumer Discretionary and Information Technology sectors detracted from returns. Allocation effect slightly detracted from overall returns, returning -0.16%, but was overshadowed by security selection which detracted from returns, returning -6.29%.

O’Shaughnessy Mutual Funds

Based on our key themes, we believe the Market Leaders Value Fund is very well positioned versus its benchmark and relative to the overall market. The Fund invests in companies that have higher levels of return on capital, lower reliance on external financing, and trade at deep discounts across a number of valuation factors. These companies are also returning capital to shareholders at almost four times the rate of the Russell 1000® Value benchmark.

Small Cap Value Fund

The O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) was incepted on February 26th, 2016. Since inception through the fiscal year end, the Small Cap Value Fund underperformed with Class I shares returning 9.00%, while the Fund’s benchmark, the Russell 2000® Value Index, returned 18.93% for the same period.

The Small Cap Value Fund benefitted from holdings in ACCO Brands Corp., American Public Education Inc., and Rex American Resources Corp. Holdings in Altiscource Portfolio Solutions, Dillard’s Inc. and HCI Group Inc. detracted from returns.

Since inception of the Small Cap Value Fund, allocation effect slightly detracted from returns and security selection greatly detracted from returns, returning -0.12% and -10.45%, respectively. Security selection within Financials and Consumer Discretionary sectors hurt returns while security selection within Utilities aided returns. Additionally, an overweight allocation to Industrials aided returns, while an underweight allocation to Health Care detracted from returns.

Based on our key themes of value, momentum, and quality, we believe the Small Cap Value Fund is very well positioned versus its benchmark and relative to the overall market. The portfolio’s companies have extremely attractive valuations, lower reliance on external financing, and trade at deep discounts across a number of valuation factors. In our opinion these combined advantages can only be delivered by a portfolio which is distinct from the benchmark.

Small/Mid Cap Growth Fund

For the fiscal year ended July 31, 2016, the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) outperformed with Class I shares returning 0.89%, while the Fund’s benchmark, the Russell 2500® Growth Index, returned -3.35% for the same period.

Several positions including MarketAxess Holdings Inc., Ingredion Inc., and BWX Technologies Inc. contributed to returns. The main detractors from performance were VCA Inc., Jack in the Box Inc., and Graham Holdings Company.

Security selection and allocation effects in Health Care, Industrials and Consumer Staples contributed to returns. While security selection and underweight allocation to Information Technology and Materials detracted from returns.

Above all else, we believe long-term success comes from building a fund around proven stock selection factors—measured using key selection criteria like quality, valuation, and momentum. Based on our key themes, we believe the Fund is very well positioned versus its benchmark and relative to the overall market. The Fund invests in companies that have higher momentum, lower debt ratios, and trade at deep discounts across a number of valuation factors.

Outlook

U.S. equity markets continued to remain more richly valued than their international and emerging counterparts, yet, have continued to outperform by a wide margin.  Brexit concerns largely abated after the historic June vote, and markets have generally moved to new highs as interest rates have moved lower. Even though high valuations can be a cause for concern on a long-term basis, we have found them to be poor market timing mechanisms. The popular wisdom that bear markets occur at expensive valuations is unsubstantiated.  Since 1900 in the U.S., there were 14 bear markets with declines of 20% or greater, and many more pullbacks of at least 10%. 11 have commenced at price-earnings ratio (“P/E”) levels BELOW the current P/E valuation of 20.6x (Source: Global Financial Data).

O’Shaughnessy Mutual Funds

We believe valuation is an incredibly effective individual stock selection factor, if you have a three to five-year time horizon.  Over the last five decades, our research suggests that the least expensive stocks have outperformed by an average of 4-6% annualized depending on the capitalization range you are researching. Following a peculiar period of stock leadership in 2015 and early 2016, driven by richly priced Mega Cap firms with poor earnings growth, we believe a focus on core fundamentals, like earnings, cash flows, and strength of balance sheet, is in order.

We believe that maintaining a portfolio of stocks, as we do in our strategies, that have reasonable valuation, superior quality, strong momentum, and high yields is the best defense against the herculean task of market timing.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid. The Market Leaders Value Fund and Small Cap Value Fund may experience higher fees and is subject to additional risks due to investments in other investment companies (including ETFs).

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the schedule of investments for a complete list of Fund holdings.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500® Growth Index (“Russell 2500”) measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s 500® Index (“S&P”) is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000® Value Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

“Dividend yield” is the financial ratio that shows how much a company pays out in dividends each year relative to its share price (equal to most recent dividend payment per share (annualized) divided by price per share).

“Cash Flows” are the net amount of cash and cash-equivalents moving into and out of a business.

“Price-to-Earnings Ratio” or “P/E valuation” is a ratio for valuing a company that measures its current share price relative to its per-share earnings (equal to Market Value per Share divided by Earnings per Share).

“Return on capital” (ROC) is a ratio used as a measure of the profitability and value-creating potential of companies after taking into account the amount of initial capital invested. The ratio is calculated by dividing the after-tax operating income by the book value of both debt and equity capital less cash/equivalents.

Earnings growth is not representative of the Funds’ future performance.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund, and O’Shaughnessy Small/Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

O’SHAUGHNESSY ALL CAP CORE FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy All Cap Core Fund – Class I Shares vs the Russell 3000® Index and the S&P 500® Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy All Cap Core Fund – Class A (with sales load)	-3.87%	12.11%
O’Shaughnessy All Cap Core Fund – Class A (without sales load)	1.45%	13.12%
O’Shaughnessy All Cap Core Fund – Class C (with CDSC)	-0.48%	12.12%
O’Shaughnessy All Cap Core Fund – Class C (without CDSC)	0.45%	12.12%
O’Shaughnessy All Cap Core Fund – Class I	1.46%	13.25%
Russell 3000® Index	4.44%	14.83%
S&P 500® Index	5.61%	14.88%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

(1)  The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Comparison of the change in value of a $100,000 investment in the O’Shaughnessy Enhanced
Dividend Fund – Class I Shares vs the MSCI All Country World Index and the Russell 1000® Value Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Enhanced Dividend Fund – Class I	2.74%	5.03%
MSCI All Country World Index	-0.44%	8.82%
Russell 1000® Value Index	5.38%	13.89%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets. The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)  The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY MARKET LEADERS VALUE FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy Market Leaders Value Fund – Class I Shares vs the Russell 1000® Value Index

Since
Annual Total Return:	Inception(1)
O’Shaughnessy Market Leaders Value Fund – Class I	8.70%
Russell 1000® Value Index	14.47%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)  The Fund commenced operations on February 26, 2016.

O’SHAUGHNESSY SMALL CAP VALUE FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy Small Cap Value Fund – Class I Shares vs the Russell 2000® Value Index

Since
Annual Total Return:	Inception(1)
O’Shaughnessy Small Cap Value Fund – Class I	9.00%
Russell 2000® Value Index	18.93%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe.  It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(1)  The Fund commenced operations on February 26, 2016.

O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy Small/Mid Cap Growth Fund – Class I Shares vs the Russell 2500® Growth Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Small/Mid Cap Growth Fund – Class I	0.87%	12.26%
Russell 2500® Growth Index	-3.35%	15.36%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

(1)  The Fund commenced operations on August 16, 2010.

O’Shaughnessy Mutual Funds

Expense Example
at July 31, 2016 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/16 – 7/31/16). The Market Leaders Value Fund and Small Cap Value Fund Example is based on an investment of $1,000 invested on February 26, 2016, the Funds’ inception date, and held through the end of the period (2/26/16 – 7/31/16).

Actual Expenses
For each class of each fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses. Actual net expenses are limited to 0.85%, 1.60%, and 0.60% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund. Actual net expenses are limited to 0.99% for Class I shares of the Enhanced Dividend Fund, 0.65% for Class I shares of the Marker Leaders Value Fund, 0.99% for Class I shares of the Small Cap Value Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy All Cap Core Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/16	7/31/16	2/1/16 – 7/31/16
Class A Actual	$1,000.00	$1,103.10	$4.44
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,020.64	$4.27

Class C Actual	$1,000.00	$1,096.60	$8.34
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,016.91	$8.02

Class I Actual	$1,000.00	$1,102.20	$3.14
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,021.88	$3.02

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 1.60%, and 0.60% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at July 31, 2016 (Unaudited)

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/16	7/31/16	2/1/16 – 7/31/16
Class I Actual	$1,000.00	$1,163.70	$5.33
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.94	$4.97

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Market Leaders Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/26/16	7/31/16	2/26/16 – 7/31/16
Class I Actual	$1,000.00	$1,087.00	$2.91
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,018.66	$2.81

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% for Class I, multiplied by the average account value over the period, multiplied by 157 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/26/16	7/31/16	2/26/16 – 7/31/16
Class I Actual	$1,000.00	$1,090.00	$4.44
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,017.20	$4.28

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 157 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/16	7/31/16	2/1/16 – 7/31/16
Class I Actual	$1,000.00	$1,126.70	$6.29
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,018.95	$5.97

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class I, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at July 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at July 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund

Sector Allocation of Portfolio Assets
at July 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small Cap Value Fund

Sector Allocation of Portfolio Assets
at July 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at July 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at July 31, 2016

Shares		Value
	COMMON STOCKS – 97.93%
	Aerospace & Defense – 4.79%
9,177	Boeing Co.	$1,226,598
10,286	BWX Technologies, Inc.	378,628
1,314	Curtiss-Wright Corp.	116,933
300	Huntington Ingalls Industries, Inc.	51,774
4,290	National Presto Industries, Inc.	384,127
1,918	Northrop Grumman Corp.	415,496
9,983	United Technologies Corp.	1,074,670
		3,648,226
	Air Freight & Logistics – 0.78%
5,509	United Parcel Service, Inc. – Class B	595,523

	Airlines – 0.46%
7,516	United Continental Holdings, Inc.*	352,425

	Auto Components – 1.05%
4,162	Drew Industries, Inc.	381,281
11,357	Superior Industries International, Inc.	347,070
1,006	Visteon Corp.*	70,510
		798,861
	Automobiles – 0.06%
600	Thor Industries, Inc.	45,924

	Beverages – 1.53%
11,844	Dr. Pepper Snapple Group, Inc.	1,166,752

	Biotechnology – 0.26%
57,115	PDL BioPharma, Inc.	201,045

	Capital Markets – 0.22%
3,637	SEI Investments Co.	163,665

	Chemicals – 1.82%
3,617	Albemarle Corp.	304,443
1,188	Chase Corp.	71,981
3,827	H.B. Fuller Co.	178,185
2,280	PPG Industries, Inc.	238,739
19,353	Rayonier Advanced Materials, Inc.	266,491
6,588	Trinseo SA#	328,016
		1,387,855
	Commercial Banks – 1.13%
1,846	Eagle Bancorp, Inc.*	95,161
13,559	Enterprise Financial Services Corp.	389,957
5,815	First Bancorp	108,857

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
10,489	Macatawa Bank Corp.	$81,290
2,538	Tompkins Financial Corp.	184,614
		859,879
	Commercial Services & Supplies – 2.24%
17,316	ACCO Brands Corp.*	194,632
10,172	Avery Dennison Corp.	792,297
11,729	Rollins, Inc.	330,523
5,894	Waste Management, Inc.	389,711
		1,707,163
	Communications Equipment – 1.29%
14,198	Motorola Solutions, Inc.	985,057

	Computers & Peripherals – 2.78%
5,175	Apple, Inc.	539,287
49,361	Seagate Technology PLC#	1,581,033
		2,120,320
	Construction & Engineering – 5.19%
12,818	Fluor Corp.	686,019
127,711	Quanta Services, Inc.*	3,269,402
		3,955,421
	Consumer Finance – 3.20%
11,979	American Express Co.	772,166
117,129	Navient Corp.	1,663,232
		2,435,398
	Containers & Packaging – 0.22%
3,206	Bemis Co., Inc.	163,634

	Distributors – 0.07%
500	Genuine Parts Co.	51,120

	Diversified Consumer Services – 1.00%
32,063	H&R Block, Inc.	762,779

	Diversified Financial Services – 0.33%
3,584	Nasdaq, Inc.	253,604

	Diversified Telecommunication Services – 2.76%
15,158	AT&T, Inc.	656,190
26,152	Verizon Communications, Inc.	1,449,082
		2,105,272
	Electrical Equipment – 0.37%
1,060	Acuity Brands, Inc.	278,176

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components – 3.17%
1,834	Coherent, Inc.*	$194,496
14,156	Flextronics International Ltd.*#	179,356
19,015	Sanmina Corp.*	481,840
16,780	TE Connectivity Ltd.#	1,011,498
7,020	Tech Data Corp.*	547,069
		2,414,259
	Food & Staples Retailing – 2.09%
2,653	Casey’s General Stores, Inc.	354,282
23,940	Sysco Corp.	1,239,853
		1,594,135
	Food Products – 3.50%
8,810	Cal-Maine Foods, Inc.	369,139
2,073	Fresh Del Monte Produce, Inc.#	117,850
1,461	Ingredion, Inc.	194,664
743	JM Smucker Co.	114,541
17,976	Sanderson Farms, Inc.	1,574,518
4,070	Tyson Foods, Inc. – Class A	299,552
		2,670,264
	Gas Utilities – 0.51%
8,627	UGI Corp.	390,458

	Health Care Equipment & Supplies – 2.72%
10,698	Baxter International, Inc.	513,718
2,526	C.R. Bard, Inc.	565,142
5,633	Stryker Corp.	655,005
1,888	Teleflex, Inc.	340,425
		2,074,290
	Health Care Providers & Services – 0.71%
1,297	Chemed Corp.	190,841
5,069	Magellan Health, Inc.*	347,074
		537,915
	Hotels, Restaurants & Leisure – 6.13%
30,053	McDonald’s Corp.	3,535,735
15,974	Starbucks Corp.	927,291
1,465	Vail Resorts, Inc.	209,598
		4,672,624
	Household Durables – 0.94%
8,138	Leggett & Platt, Inc.	427,815
167	NVR, Inc.*	284,735
		712,550
	Household Products – 2.17%
9,149	Clorox Co.	1,199,159
2,374	Kimberly-Clark Corp.	307,552
1,283	WD-40 Co.	147,519
		1,654,230

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Independent Power Producers & Energy Traders – 1.20%
46,609	AES Corp.	$575,621
24,819	Calpine Corp.*	341,013
		916,634
	Industrial Conglomerates – 2.46%
60,140	General Electric Co.	1,872,760

	Insurance – 8.48%
7,597	Cincinnati Financial Corp.	567,496
6,978	Marsh & McLennan Companies, Inc.	458,803
29,469	Progressive Corp.	958,037
31,632	Travelers Companies, Inc.	3,676,271
11,621	Universal Insurance Holdings, Inc.	252,641
16,438	Unum Group	549,194
		6,462,442
	Internet Software & Services – 0.49%
4,265	VeriSign, Inc.*	369,392

	IT Services – 6.06%
3,484	Accenture PLC – Class A#	393,030
8,591	Fiserv, Inc.*	948,103
3,374	Global Payments, Inc.	251,903
11,148	Paychex, Inc.	660,853
3,289	Sykes Enterprises, Inc.*	100,939
39,964	Total System Services, Inc.	2,034,967
4,168	Vantiv, Inc. – Class A*	228,281
		4,618,076
	Life Sciences Tools & Services – 0.49%
2,369	Waters Corp.*	376,505

	Machinery – 7.23%
704	Astec Industries, Inc.	42,437
41,257	Caterpillar, Inc.	3,414,429
4,850	Global Brass & Copper Holdings, Inc.	137,352
2,628	Graco, Inc.	194,498
6,048	Greenbrier Companies, Inc.	198,556
3,888	Illinois Tool Works, Inc.	448,675
3,464	Stanley Black & Decker, Inc.	421,569
239	Toro Co.	21,976
30,315	Wabash National Corp.*	438,961
4,011	Xylem, Inc.	191,766
		5,510,219

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Media – 3.00%
37,288	CBS Corp. – Class B	$1,947,179
20,425	Gannett Co., Inc.	260,623
925	Omnicom Group, Inc.	76,118
		2,283,920
	Metals & Mining – 0.63%
20,856	Commercial Metals Co.	344,958
1,695	Reliance Steel & Aluminum Co.	132,956
		477,914
	Oil, Gas & Consumable Fuels – 1.71%
17,270	Overseas Shipholding Group, Inc. – Class A	220,883
10,694	Rex American Resources Corp.*	703,665
4,975	Tesoro Corp.	378,846
		1,303,394
	Pharmaceuticals – 0.34%
2,081	Johnson & Johnson	260,604

	Professional Services – 0.98%
3,993	Equifax, Inc.	528,913
2,776	Insperity, Inc.	217,888
		746,801
	Semiconductors & Semiconductor Equipment – 2.33%
10,620	Alpha & Omega Semiconductor Ltd.*#	151,760
31,674	Intel Corp.	1,104,156
3,420	MKS Instruments, Inc.	156,226
6,409	NVIDIA Corp.	365,954
		1,778,096
	Software – 0.71%
7,136	Electronic Arts, Inc.*	544,619

	Specialty Retail – 4.56%
600	AutoZone, Inc.*	488,382
1,868	Best Buy Co., Inc.	62,765
4,003	Home Depot, Inc.	553,375
3,727	O’Reilly Automotive, Inc.*	1,083,178
70,558	Pier 1 Imports, Inc.	361,257
1,372	Sherwin-Williams Co.	411,230
1,979	Ulta Salon Cosmetics & Fragrance, Inc.*	516,935
		3,477,122
	Tobacco – 2.47%
23,483	Altria Group, Inc.	1,589,799
2,936	Philip Morris International, Inc.	294,363
		1,884,162

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 1.30%
53,579	Spok Holdings, Inc.	$990,140
	Total Common Stocks (Cost $65,198,857)	74,631,624
	Total Investments in Securities (Cost $65,198,857) – 97.93%	74,631,624
	Other Assets in Excess of Liabilities – 2.07%	1,580,995
	Net Assets – 100.00%	$76,212,619

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at July 31, 2016

Shares		Value
	COMMON STOCKS – 98.43%
	Aerospace & Defense – 0.73%
1,097	Boeing Co.	$146,625

	Automobiles – 0.38%
2,428	General Motors Co.	76,579

	Capital Markets – 0.37%
6,357	Credit Suisse Group AG – ADR	73,487

	Chemicals – 6.73%
1,985	BASF SE – ADR	155,664
11,765	Dow Chemical Co.	631,428
6,822	LyondellBasell Industries NV – Class A#	513,424
1,640	Mosaic Co.	44,280
		1,344,796
	Commercial Banks – 8.65%
13,847	Bank of Montreal#	887,870
9,349	Bank of Nova Scotia#	474,649
10,369	HSBC Holdings PLC – ADR	339,585
8,311	Mizuho Financial Group, Inc. – ADR	26,512
		1,728,616
	Commercial Services & Supplies – 0.87%
2,629	Waste Management, Inc.	173,830

	Communications Equipment – 0.81%
5,285	Cisco Systems, Inc.	161,351

	Computers & Peripherals – 0.63%
2,773	Seagate Technology PLC#	88,819
787	Western Digital Corp.	37,390
		126,209
	Diversified Telecommunication Services – 5.00%
31,740	CenturyLink, Inc.	997,906

	Electrical Equipment – 5.24%
11,427	ABB Ltd. – ADR*	242,824
14,392	Emerson Electric Co.	804,513
		1,047,337
	Food & Staples Retailing – 1.75%
4,698	Koninklijke Ahold Delhaize NV – ADR	111,868
3,257	Wal-Mart Stores, Inc.	237,663
		349,531

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Food Products – 0.54%
2,389	Archer-Daniels-Midland Co.	$107,696

	Hotels, Restaurants & Leisure – 0.10%
330	Darden Restaurants, Inc.	20,315

	Household Products – 0.81%
1,880	Procter & Gamble Co.	160,909

	Insurance – 7.65%
24,404	Allianz SE – ADR	348,489
7,953	MetLife, Inc.	339,911
5,142	Principal Financial Group, Inc.	239,772
4,135	Prudential Financial, Inc.	311,324
13,817	Swiss Re AG – ADR	288,775
		1,528,271
	IT Services – 5.20%
3,763	International Business Machines Corp.	604,413
21,749	Western Union Co.	434,980
		1,039,393
	Machinery – 5.37%
8,495	Caterpillar, Inc.	703,046
3,008	Cummins, Inc.	369,292
		1,072,338
	Media – 0.86%
3,775	Viacom, Inc. – Class B	171,649

	Metals & Mining – 2.66%
8,333	Nucor Corp.	446,982
1,681	POSCO – ADR*	85,193
		532,175
	Multi-line Retail – 2.43%
6,016	Kohl’s Corp.	250,205
1,545	Macy’s, Inc.	55,357
2,395	Target Corp.	180,415
		485,977
	Office Electronics – 1.00%
7,038	Canon, Inc. – ADR	198,964

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 13.69%
6,550	BP PLC – ADR	$225,320
3,539	Chevron Corp.	362,677
4,518	CNOOC Ltd. – ADR	543,922
12,013	LUKOIL PJSC – ADR	522,061
11,557	Royal Dutch Shell PLC – Class A – ADR	598,537
7,926	Sasol Ltd. – ADR	211,545
2,735	Total S.A. – ADR	131,554
2,658	Valero Energy Corp.	138,960
		2,734,576
	Paper & Forest Products – 5.15%
16,844	International Paper Co.	771,624
12,436	UPM-Kymmene Oyj – ADR	256,281
		1,027,905
	Pharmaceuticals – 9.89%
6,416	AstraZeneca PLC – ADR	219,042
17,441	GlaxoSmithKline PLC – ADR	786,066
2,271	Johnson & Johnson	284,397
4,953	Merck & Co., Inc.	290,543
10,741	Pfizer, Inc.	396,236
		1,976,284
	Semiconductors & Semiconductor Equipment – 2.89%
5,088	Advanced Semiconductor Engineering, Inc. – ADR	29,256
10,283	Intel Corp.	358,465
3,040	QUALCOMM, Inc.	190,243
		577,964
	Software – 2.72%
15,701	CA, Inc.	544,040

	Specialty Retail – 1.18%
7,034	Best Buy Co., Inc.	236,342

	Textiles, Apparel & Luxury Goods – 1.10%
5,090	Coach, Inc.	219,430

	Trading Companies & Distributors – 1.91%
1,632	Mitsui & Co., Ltd. – ADR*	381,921

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.12%
17,064	Mobile TeleSystems – ADR	$151,699
11,852	SK Telecom Co., Ltd. – ADR*	271,529
		423,228
	Total Common Stocks (Cost $19,301,274)	19,665,644
	Total Investments in Securities (Cost $19,301,274) – 98.43%	19,665,644
	Other Assets in Excess of Liabilities – 1.57%	314,604
	Net Assets – 100.00%	$19,980,248

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	59.2%
United Kingdom	7.9%
Canada	6.8%
Netherlands	6.1%
Russian Federation	3.4%
Japan	3.0%
Switzerland	3.0%
Hong Kong	2.7%
Germany	2.5%
Republic of Korea	1.8%
Finland	1.3%
South Africa	1.1%
France	0.7%
Ireland	0.4%
Taiwan, Province of China	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments
at July 31, 2016

Shares		Value
	COMMON STOCKS – 99.84%
	Aerospace & Defense – 7.74%
1,877	Boeing Co.	$250,880
3,399	Northrop Grumman Corp.	736,325
1,813	United Technologies Corp.	195,169
		1,182,374
	Airlines – 2.98%
7,744	American Airlines Group, Inc.	274,912
3,836	United Continental Holdings, Inc.*	179,870
		454,782
	Automobiles – 1.57%
7,591	General Motors Co.	239,420

	Beverages – 2.28%
21,033	Ambev S.A. – ADR	121,571
6,094	Coca-Cola European Partners PLC#	227,489
		349,060
	Biotechnology – 0.61%
1,176	Gilead Sciences, Inc.	93,457

	Capital Markets – 1.68%
2,681	Ameriprise Financial, Inc.	256,947

	Chemicals – 6.26%
891	Ashland, Inc.	100,897
7,670	LyondellBasell Industries NV – Class A#	577,244
655	Monsanto Co.	69,934
7,747	Mosaic Co.	209,169
		957,244
	Communications Equipment – 4.57%
13,095	Juniper Networks, Inc.	297,126
5,790	Motorola Solutions, Inc.	401,710
		698,836
	Computers & Peripherals – 2.40%
5,549	NetApp, Inc.	146,216
6,878	Seagate Technology PLC#	220,302
		366,518
	Diversified Consumer Services – 0.78%
5,016	H&R Block, Inc.	119,331

	Diversified Financial Services – 1.27%
819	MSCI, Inc.	70,467
4,842	Voya Financial, Inc.	124,100
		194,567

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services – 4.62%
22,464	CenturyLink, Inc.	$706,268

	Electrical Equipment – 2.56%
6,989	Emerson Electric Co.	390,685

	Electronic Equipment, Instruments & Components – 3.20%
9,060	Corning, Inc.	201,313
4,772	TE Connectivity Ltd.#	287,656
		488,969
	Energy Equipment & Services – 3.42%
16,181	National Oilwell Varco, Inc.	523,455

	Food & Staples Retailing – 1.34%
6,381	Koninklijke Ahold Delhaize NV – ADR	151,936
1,736	Whole Foods Market, Inc.	52,913
		204,849
	Food Products – 1.09%
3,699	Archer-Daniels-Midland Co.	166,751

	Health Care Providers & Services – 1.25%
2,509	Express Scripts Holding Co.*	190,860

	Hotels, Restaurants & Leisure – 3.90%
7,252	Marriott International, Inc. – Class A	519,968
495	McDonald's Corp.	58,237
247	Wyndham Worldwide Corp.	17,542
		595,747
	Industrial Conglomerates – 0.78%
3,834	General Electric Co.	119,391

	Insurance – 9.31%
4,414	Allstate Corp.	301,609
3,449	American International Group, Inc.	187,764
1,023	Arch Capital Group Ltd.*#	74,300
3,538	Hartford Financial Services Group, Inc.	140,989
6,179	Travelers Companies, Inc.	718,123
		1,422,785
	Machinery – 8.74%
509	Cummins, Inc.	62,490
1,857	Dover Corp.	132,646
4,856	Illinois Tool Works, Inc.	560,382
4,161	Parker-Hannifin Corp.	475,145

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
1,660	Pentair PLC#	$105,941
		1,336,604
	Media – 5.93%
8,067	CBS Corp. – Class B	421,259
40,836	Sirius XM Holdings, Inc.*	179,270
5,915	Twenty-First Century Fox, Inc. – Class A	157,576
3,251	Viacom, Inc. – Class B	147,823
		905,928
	Metals & Mining – 1.83%
7,271	BHP Billiton PLC – ADR	185,847
2,881	Rio Tinto PLC – ADR	94,554
		280,401
	Multi-line Retail – 4.21%
5,220	Kohl's Corp.	217,100
9,255	Macy's, Inc.	331,607
1,250	Target Corp.	94,163
		642,870
	Oil, Gas & Consumable Fuels – 2.76%
1,078	Hess Corp.	57,835
6,969	Valero Energy Corp.	364,339
		422,174
	Personal Products – 1.07%
4,308	L'Oreal S.A. – ADR	163,747

	Semiconductors & Semiconductor Equipment – 0.55%
3,177	Applied Materials, Inc.	83,523

	Software – 1.37%
6,039	CA, Inc.	209,251

	Specialty Retail – 4.78%
11,056	Bed Bath & Beyond, Inc.	496,967
6,948	Best Buy Co., Inc.	233,453
		730,420
	Textiles, Apparel & Luxury Goods – 3.05%
9,019	Michael Kors Holdings Ltd.*#	466,463

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 1.94%
10,847	NTT DoCoMo, Inc. – ADR	$296,232
	Total Common Stocks (Cost $14,737,700)	15,259,909
	Total Investments in Securities (Cost $14,737,700) – 99.84%	15,259,909
	Other Assets in Excess of Liabilities – 0.16%	23,754
	Net Assets – 100.00%	$15,283,663

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments
at July 31, 2016

Shares		Value
	COMMON STOCKS – 91.85%
	Airlines – 0.86%
497	Hawaiian Holdings, Inc.*	$22,628

	Auto Components – 1.05%
523	Cooper Tire & Rubber Co.	17,254
749	Dana Holding Corp.	10,216
		27,470
	Biotechnology – 0.70%
162	Five Prime Therapeutics, Inc.*	8,212
2,902	PDL BioPharma, Inc.	10,215
		18,427
	Capital Markets – 6.30%
567	Calamos Asset Management, Inc. – Class A	3,946
137	Greenhill & Co., Inc.	2,717
3,073	Investment Technology Group, Inc.	51,319
2,152	Janus Capital Group, Inc.	32,495
728	KCG Holdings, Inc. – Class A*	11,015
929	Moelis & Co. – Class A	23,123
359	Piper Jaffray Companies, Inc.*	14,841
453	Virtu Financial, Inc. – Class A	7,792
1,003	Waddell & Reed Financial, Inc. – Class A	18,315
		165,563
	Chemicals – 0.65%
705	Rayonier Advanced Materials, Inc.	9,708
150	Trinseo SA#	7,468
		17,176
	Commercial Banks – 13.12%
637	Central Pacific Financial Corp.	15,626
2,301	First Bancorp	43,075
76	First Citizens BancShares, Inc. – Class A	19,743
791	First Community Bancshares, Inc.	18,138
1,681	First Financial Corp.	64,382
1,098	First Interstate BancSystem, Inc. – Class A	31,886
908	Grupo Aval Acciones y Valores S.A. – ADR	7,001
1,454	Heritage Financial Corp.	25,387
862	Independent Bank Corp.	13,258
588	Mercantile Bank Corp.	14,806
1,558	National Bankshares, Inc.	54,234
401	Old National Bancorp	5,277
362	Southwest Bancorp, Inc.	7,030
963	TriCo Bancshares	25,057
		344,900
	Commercial Services & Supplies – 3.52%
6,663	ACCO Brands Corp.*	74,892
1,024	Ennis, Inc.	17,736
		92,628

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment – 0.25%
128	NETGEAR, Inc.*	$6,583

	Construction & Engineering – 0.50%
933	KBR, Inc.	13,081

	Consumer Finance – 0.89%
971	Green Dot Corp. – Class A*	23,498

	Diversified Consumer Services – 1.90%
1,437	American Public Education, Inc.*	41,156
717	K12, Inc.*	8,876
		50,032
	Electric Utilities – 2.10%
286	El Paso Electric Co.	13,636
761	Empresa Distribuidora y Comercializadora Norte S.A. – ADR*	13,538
1,028	Pampa Energia S.A. – ADR*	28,023
		55,197
	Electronic Equipment, Instruments & Components – 6.89%
1,006	Benchmark Electronics, Inc.*	23,581
2,087	Celestica, Inc.*#	23,124
2,295	Insight Enterprises, Inc.*	61,047
2,710	Sanmina Corp.*	68,671
59	Tech Data Corp.*	4,598
		181,021
	Energy Equipment & Services – 0.49%
1,256	Noble Corp. PLC#	9,269
112	Oil States International, Inc.*	3,463
		12,732
	Food Products – 2.77%
812	Cal-Maine Foods, Inc.	34,023
442	Sanderson Farms, Inc.	38,715
		72,738
	Health Care Providers & Services – 2.85%
1,331	Kindred Healthcare, Inc.	16,318
813	Magellan Health, Inc.*	55,666
45	National HealthCare Corp.	2,907
		74,891
	Household Durables – 0.25%
251	CSS Industries, Inc.	6,604

	Independent Power and Renewable Electricity Producers – 1.90%
16,503	Atlantic Power Corp.*#	41,588
1,743	TransAlta Corp.#	8,332
		49,920

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Insurance – 15.70%
482	American National Insurance Co.	$55,117
942	Argo Group International Holdings Ltd.#	48,880
207	Baldwin & Lyons, Inc. – Class B	5,483
1,440	HCI Group, Inc.	43,430
491	Kansas City Life Insurance Co.	19,124
2,980	Maiden Holdings Ltd.#	41,631
124	National Western Life Group, Inc. – Class A	23,453
363	Primerica, Inc.	18,698
994	Selective Insurance Group, Inc.	38,925
1,126	State National Companies, Inc.	12,296
1,227	United Fire Group, Inc.	51,534
829	United Insurance Holdings Corp.	13,148
1,883	Universal Insurance Holdings, Inc.	40,936
		412,655
	Internet Software & Services – 0.16%
474	Global Sources Ltd.*#	4,257

	IT Services – 0.80%
2,034	Net 1 UEPS Technologies, Inc.*	21,032

	Life Sciences Tools & Services – 0.35%
205	INC Research Holdings, Inc. – Class A*	9,125

	Machinery – 5.58%
955	China Yuchai International Ltd.#	10,467
994	FreightCar America, Inc.	14,811
574	Global Brass & Copper Holdings, Inc.	16,256
257	Hyster-Yale Materials Handling, Inc.	16,394
1,164	Luxfer Holdings PLC – ADR	14,084
5,162	Wabash National Corp.*	74,746
		146,758
	Marine – 0.55%
1,473	Costamare, Inc.#	14,421

	Media – 1.41%
2,909	Gannett Co., Inc.	37,119

	Metals & Mining – 1.35%
1,435	Nevsun Resources Ltd.#	4,764
4,716	Sims Metal Management Ltd. – ADR	30,654
		35,418
	Multi-line Retail – 2.01%
781	Dillard’s, Inc. – Class A	52,858

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities – 1.31%
3,030	Just Energy Group, Inc.#	$18,816
355	Unitil Corp.	15,528
		34,344
	Oil, Gas & Consumable Fuels – 3.53%
1,230	Alon USA Energy, Inc.	8,696
459	CVR Energy, Inc.	6,793
542	Overseas Shipholding Group, Inc. – Class A	6,932
1,070	Rex American Resources Corp.*	70,406
		92,827
	Paper & Forest Products – 1.00%
3,320	Mercer International, Inc.	26,195

	Professional Services – 1.03%
1,519	Kforce, Inc.	27,129

	Real Estate Management & Development – 2.35%
336	Marcus & Millichap, Inc.*	9,001
10,557	Xinyuan Real Estate Co. Ltd. – ADR	52,785
		61,786
	Road & Rail – 1.08%
612	ArcBest Corp.	11,450
876	Swift Transportation Co.*	16,863
		28,313
	Semiconductors & Semiconductor Equipment – 0.76%
1,599	Kulicke & Soffa Industries, Inc.*	20,083

	Specialty Retail – 2.51%
1,000	Express, Inc.*	14,960
8,737	Pier 1 Imports, Inc.	44,733
583	Rent-A-Center, Inc.	6,296
		65,989
	Textiles, Apparel & Luxury Goods – 0.46%
534	Movado Group, Inc.	12,063

	Thrifts & Mortgage Finance – 1.90%
1,298	BankFinancial Corp.	15,836
387	First Defiance Financial Corp.	16,134
1,791	TrustCo Bank Corp. NY	11,874
262	Walker & Dunlop, Inc.*	6,202
		50,046

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Trading Companies & Distributors – 1.02%
481	Applied Industrial Technologies, Inc.	$22,583
311	MRC Global, Inc.*	4,115
		26,698
	Total Common Stocks (Cost $2,316,321)	2,414,205

	PREFERRED STOCKS – 2.42%
	Chemicals – 0.49%
1,133	Braskem S.A. – ADR	13,029

	Electric Utilities – 1.93%
10,715	Companhia Energetica de Minas Gerais – ADR	29,681
2,127	Companhia Paranaense de Energia-Copel – Class B – ADR	21,057
		50,738
	Total Preferred Stocks (Cost $54,229)	63,767
	Total Investments in Securities (Cost $2,370,550) – 94.27%	2,477,972
	Other Assets in Excess of Liabilities – 5.73%	150,524
	Net Assets – 100.00%	$2,628,496

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at July 31, 2016

Shares		Value
	COMMON STOCKS – 98.62%
	Aerospace & Defense – 4.38%
7,388	BWX Technologies, Inc.	$271,952
865	Curtiss-Wright Corp.	76,976
460	Huntington Ingalls Industries, Inc.	79,387
2,210	National Presto Industries, Inc.	197,883
		626,198
	Air Freight & Logistics – 0.87%
8,562	Air Transport Services Group, Inc.*	123,978

	Airlines – 0.75%
1,309	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR*	23,693
795	Hawaiian Holdings, Inc.*	36,196
1,644	SkyWest, Inc.	47,298
		107,187
	Auto Components – 3.82%
978	Cooper-Standard Holding, Inc.*	86,113
671	Drew Industries, Inc.	61,470
14,184	Spartan Motors, Inc.	120,422
5,535	Superior Industries International, Inc.	169,150
1,564	Visteon Corp.*	109,621
		546,776
	Automobiles – 0.11%
197	Thor Industries, Inc.	15,078

	Beverages – 2.04%
6,091	Cott Corp.#	90,939
2,939	National Beverage Corp.*	168,581
2,657	Primo Water Corp.*	31,831
		291,351
	Biotechnology – 0.13%
562	Emergent BioSolutions, Inc.*	18,765

	Building Materials – 1.07%
974	Lennox International, Inc.	152,723

	Building Products – 1.12%
884	American Woodmark Corp.*	65,619
1,566	Insteel Industries, Inc.	54,481
364	Universal Forest Products, Inc.	39,356
		159,456
	Capital Markets – 0.22%
712	SEI Investments Co.	32,040

	Chemicals – 3.49%
870	Albemarle Corp.	73,228
1,079	Cabot Corp.	52,537

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
1,855	Chase Corp.	$112,394
1,125	H.B. Fuller Co.	52,380
1,807	Innospec, Inc.	90,838
1,364	Sociedad Quimica y Minera de Chile SA – ADR	33,800
1,690	Trinseo SA#	84,145
		499,322
	Commercial Banks – 7.65%
922	Bank of the Ozarks, Inc.	33,183
4,861	BNC Bancorp	117,928
5,153	CenterState Banks, Inc.	85,849
3,094	Eagle Bancorp, Inc.*	159,496
6,775	Enterprise Financial Services Corp.	194,849
1,323	Financial Institutions, Inc.	35,589
1,562	First Bancorp	29,241
936	First Merchants Corp.	24,523
784	German American Bancorp, Inc.	26,656
810	Great Western Bancorp, Inc.	26,868
1,010	Heartland Financial USA, Inc.	37,087
7,951	Heritage Commerce Corp.	83,326
1,837	Independent Bank Corp.	28,253
8,937	Macatawa Bank Corp.	69,262
2,507	Mercantile Bank Corp.	63,126
671	National Bankshares, Inc.	23,358
3,850	Pacific Continental Corp.	55,748
		1,094,342
	Commercial Services & Supplies – 4.30%
624	ABM Industries, Inc.	23,219
2,816	Avery Dennison Corp.	219,338
3,930	Ennis, Inc.	68,068
1,615	Interface, Inc.	28,844
1,055	McGrath RentCorp.	33,623
2,275	Quad Graphics, Inc.	57,694
1,901	Ritchie Bros Auctioneers, Inc.#	63,113
4,307	Rollins, Inc.	121,371
		615,270
	Communications Equipment – 0.39%
7,662	ShoreTel, Inc.*	56,239

	Construction & Engineering – 1.95%
3,133	Comfort Systems USA, Inc.	95,181
1,344	Granite Construction, Inc.	66,904
2,173	Jacobs Engineering Group, Inc.*	116,299
		278,384
	Construction Materials – 0.33%
740	U.S. Concrete, Inc.*	47,730

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Containers & Packaging – 1.40%
871	AptarGroup, Inc.	$68,095
1,949	Bemis Co., Inc.	99,477
654	Sonoco Products Co.	33,308
		200,880
	Distributors – 0.19%
262	Pool Corp.	26,797

	Diversified Consumer Services – 1.51%
1,770	Bright Horizons Family Solutions, Inc.*	118,714
2,530	Service Corp. International	70,132
703	ServiceMaster Global Holdings, Inc.*	26,594
		215,440
	Diversified Financial Services – 3.19%
217	CBOE Holdings, Inc.	14,930
986	MarketAxess Holdings, Inc.	159,397
621	Morningstar, Inc.	52,524
1,524	MSCI, Inc.	131,125
1,386	Nasdaq, Inc.	98,073
		456,049
	Diversified Telecommunication Services – 0.99%
1,255	Cogent Communications Holdings, Inc.	53,626
3,169	Consolidated Communications Holdings, Inc.	88,574
		142,200
	Electrical Equipment – 0.60%
326	Acuity Brands, Inc.	85,552

	Electronic Equipment, Instruments & Components – 2.62%
303	Badger Meter, Inc.	21,131
1,555	CDW Corp. of Delaware	66,756
986	Coherent, Inc.*	104,565
947	Littelfuse, Inc.	118,394
1,085	OSI Systems, Inc.*	64,525
		375,371
	Food & Staples Retailing – 0.89%
951	Casey’s General Stores, Inc.	126,997

	Food Products – 6.85%
1,939	B&G Foods, Inc.	100,033
481	Campbell Soup Co.	29,952
3,112	Flowers Foods, Inc.	57,230
2,586	Fresh Del Monte Produce, Inc.#	147,014
726	Hormel Foods Corp.	27,116
690	Industrias Bachoco S.A.B. de C.V. – ADR	35,894
2,214	Ingredion, Inc.	294,993

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Food Products (Continued)
1,168	Lancaster Colony Corp.	$151,793
1,823	Marine Harvest ASA – ADR*	31,064
516	Sanderson Farms, Inc.	45,196
570	Seneca Foods Corp. – Class A*	22,327
990	Tootsie Roll Industries, Inc.	36,759
		979,371
	Health Care Equipment & Supplies – 3.58%
713	Anika Therapeutics, Inc.*	35,593
277	Cantel Medical Corp.	18,545
422	Cynosure, Inc. – Class A*	23,193
938	DENTSPLY SIRONA, Inc.	60,070
2,608	Exactech, Inc.*	70,494
2,170	Hologic, Inc.*	83,523
860	Masimo Corp.*	45,554
1,600	Merit Medical Systems, Inc.*	37,504
765	Teleflex, Inc.	137,937
		512,413
	Health Care Providers & Services – 1.51%
511	Chemed Corp.	75,189
1,891	CorVel Corp.*	85,473
1,549	Owens & Minor, Inc.	55,315
		215,977
	Health Care Technology – 0.19%
1,871	Allscripts Healthcare Solutions, Inc.*	26,419

	Hotels, Restaurants & Leisure – 3.40%
1,263	Boyd Gaming Corp.*	24,767
615	Cheesecake Factory, Inc.	31,814
369	Domino’s Pizza, Inc.	54,354
2,297	Intrawest Resorts Holdings, Inc.*	33,398
269	Panera Bread Co. – Class A*	58,997
1,449	Six Flags Entertainment Corp.	81,709
1,409	Vail Resorts, Inc.	201,586
		486,625
	Household Durables – 1.13%
70	NVR, Inc.*	119,350
551	Tempur Sealy International, Inc.*	41,672
		161,022
	Household Products – 1.25%
4,404	Central Garden & Pet Co. – Class A*	100,367
681	WD-40 Co.	78,301
		178,668
	Insurance – 8.01%
620	American Financial Group, Inc.	45,322
1,383	AMERISAFE, Inc.	80,947

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
1,425	Arch Capital Group Ltd.*#	$103,498
1,525	Argo Group International Holdings Ltd.#	79,132
1,291	Cincinnati Financial Corp.	96,438
1,174	Erie Indemnity Co. – Class A	114,688
2,454	First American Financial Corp.	102,602
514	Hanover Insurance Group, Inc.	42,323
3,016	James River Group Holdings Ltd.#	101,519
2,020	Maiden Holdings Ltd.#	28,219
8,600	Old Republic International Corp.	166,668
517	ProAssurance Corp.	26,708
434	RLI Corp.	29,586
1,661	Selective Insurance Group, Inc.	65,045
2,800	State National Companies, Inc.	30,576
788	United Fire Group, Inc.	33,096
		1,146,367
	Internet Software & Services – 2.07%
2,135	Tucows, Inc. – Class A*	63,837
2,681	VeriSign, Inc.*	232,201
		296,038
	IT Services – 8.75%
436	Amdocs Ltd.#	25,445
803	Broadridge Financial Solutions, Inc.	54,347
413	CACI International, Inc. – Class A*	39,371
1,703	Convergys Corp.	45,385
3,371	CSG Systems International, Inc.	135,716
349	Euronet Worldwide, Inc.*	26,615
1,107	ExlService Holdings, Inc.*	54,808
4,360	Genpact Ltd.*#	116,717
555	Global Payments, Inc.	41,436
1,835	Leidos Holdings, Inc.	91,768
1,938	ManTech International Corp. – Class A	76,570
2,578	Sykes Enterprises, Inc.*	79,119
4,073	Total System Services, Inc.	207,397
3,218	Vantiv, Inc. – Class A*	176,250
2,854	WNS Holdings Ltd. – ADR*	80,112
		1,251,056
	Leisure Products – 0.22%
1,089	Smith & Wesson Holding Corp.*	32,071

	Life Sciences Tools & Services – 1.39%
198	Bio-Rad Laboratories, Inc. – Class A*	28,728
296	Bio-Techne Corp.	33,276
3,912	Bruker Corp.	97,487
5,718	Enzo Biochem, Inc.*	39,854
		199,345

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Machinery – 4.67%
1,332	Astec Industries, Inc.	$80,293
4,117	Global Brass & Copper Holdings, Inc.	116,593
629	Graco, Inc.	46,552
1,590	John Bean Technologies Corp.	106,403
641	Kadant, Inc.	35,217
4,704	Mueller Water Products, Inc. – Class A	55,789
1,409	Toro Co.	129,558
2,033	Xylem, Inc.	97,198
		667,603
	Media – 0.10%
616	Interpublic Group of Companies, Inc.	14,205

	Metals & Mining – 1.22%
1,283	Reliance Steel & Aluminum Co.	100,639
2,738	Steel Dynamics, Inc.	73,433
		174,072
	Oil, Gas & Consumable Fuels – 0.20%
2,318	Nordic American Tankers Ltd.#	28,511

	Paper & Forest Products – 0.39%
895	Clearwater Paper Corp.*	56,304

	Professional Services – 1.87%
4,870	CBIZ, Inc.*	52,645
1,489	Insperity, Inc.	116,872
2,732	Kelly Services, Inc. – Class A	55,924
672	WageWorks, Inc.*	41,536
		266,977

	Road & Rail – 0.17%
4,731	Student Transportation, Inc.#	24,885

	Semiconductors & Semiconductor Equipment – 1.91%
2,116	Advanced Energy Industries, Inc.*	86,164
7,154	Alpha & Omega Semiconductor Ltd.*#	102,231
8,810	Photronics, Inc.*	85,105
		273,500
	Software – 1.11%
847	Ebix, Inc.	45,162
587	NICE-Systems Ltd. – ADR	40,298
3,499	Sapiens International Corp. NV#	44,717
787	Trend Micro, Inc. – ADR	28,340
		158,517

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2016

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 0.38%
544	Winmark Corp.	$54,710

	Textiles, Apparel & Luxury Goods – 0.30%
1,510	Culp, Inc.	43,080

	Thrifts & Mortgage Finance – 1.68%
1,029	First Defiance Financial Corp.	42,899
1,453	Flagstar Bancorp, Inc.*	38,374
842	Meta Financial Group, Inc.	46,049
2,032	New York Community Bancorp, Inc.	29,362
1,395	Territorial Bancorp, Inc.	37,525
1,303	WSFS Financial Corp.	45,853
		240,062
	Tobacco – 0.28%
685	Universal Corp.	40,627

	Trading Companies & Distributors – 0.39%
500	Beacon Roofing Supply, Inc.*	23,510
439	MSC Industrial Direct Co., Inc. – Class A	31,533
		55,043
	Transportation Infrastructure – 0.66%
964	Grupo Aeroportuario del Pacifico S.A.B. de C.V. – ADR	94,732

	Wireless Telecommunication Services – 0.93%
3,238	Shenandoah Telecommunications Co.	133,017
	Total Common Stocks (Cost $12,816,321)	14,105,342

	PREFERRED STOCKS – 0.43%
	Diversified Telecommunication Services – 0.43%
2,619	Nortel Inversora S.A. – Class B – ADR	61,547
	Total Preferred Stocks (Cost $73,667)	61,547
	Total Investments in Securities (Cost $12,889,988) – 99.05%	14,166,889
	Other Assets in Excess of Liabilities – 0.95%	136,475
	Net Assets – 100.00%	$14,303,364

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at July 31, 2016

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
ASSETS
Investments in securities, at value (cost $65,198,857,
$19,301,274, and $14,737,700, respectively)	$74,631,624	$19,665,644	$15,259,909
Cash	1,641,438	214,283	25,640
Receivables:
Securities sold	296,347	—	—
Fund shares issued	111,080	5,644	235
Dividends	79,022	42,826	1,285
Due from Advisor (Note 4)	—	—	15,091
Dividend tax reclaim	—	155,311	113
Prepaid expenses	18,439	2,758	15,294
Total assets	76,777,950	20,086,466	15,317,567
LIABILITIES
Payables:
Securities purchased	456,468	—	—
Distributions payable	—	20,091	—
Fund shares redeemed	—	33,254	837
Administration fees	8,471	6,011	5,775
Audit fees	22,200	19,200	16,101
Transfer agent fees and expenses	12,951	5,547	3,620
Due to Advisor (Note 4)	12,381	3,325	—
Custody fees	2,103	1,786	514
Legal fees	971	472	399
Fund accounting fees	8,296	5,473	4,699
Chief Compliance Officer fee	1,500	1,500	1,586
12b-1 distribution fees	27,602	—	—
Shareholder reporting	10,619	7,630	175
Accrued other expenses	1,769	1,929	198
Total liabilities	565,331	106,218	33,904
NET ASSETS	$76,212,619	$19,980,248	$15,283,663

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2016

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$2,077,387	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	139,717	—	—
Net asset value and redemption price per share	$14.87	—	—
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$15.69	—	—
Class C Shares
Net assets applicable to shares outstanding	$8,520,712	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	595,938	—	—
Net asset value and offering
price per share (Note 1)	$14.30	—	—
Class I Shares
Net assets applicable to shares outstanding	$65,614,520	$19,980,248	$15,283,663
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	4,441,628	2,025,176	1,405,891
Net asset value, offering and
redemption price per share	$14.77	$9.87	$10.87

COMPONENTS OF NET ASSETS
Paid-in capital	$64,848,055	$40,098,849	$14,709,677
Undistributed net investment income	523,795	—	55,211
Accumulated net realized gain/(loss) on investments	1,408,002	(20,483,049)	(3,434)
Net unrealized appreciation of investments	9,432,767	364,448	522,209
Net assets	$76,212,619	$19,980,248	$15,283,663

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2016

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
ASSETS
Investments in securities, at value
(cost $2,370,550 and $12,889,988, respectively)	$2,477,972	$14,166,889
Cash	30,704	158,887
Receivables:
Fund shares issued	104,007	1,967
Dividends	3,747	10,822
Due from Advisor (Note 4)	27,169	2,464
Dividend tax reclaim	—	17
Prepaid expenses	17,139	5,691
Total assets	2,660,738	14,346,737
LIABILITIES
Payables:
Administration fees	5,612	6,201
Audit fees	16,101	19,200
Transfer agent fees and expenses	3,990	4,130
Custody fees	—	1,948
Legal fees	399	797
Fund accounting fees	4,166	6,255
Chief Compliance Officer fee	1,586	1,500
Shareholder reporting	175	2,038
Accrued other expenses	213	1,304
Total liabilities	32,242	43,373
NET ASSETS	$2,628,496	$14,303,364

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2016

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$2,628,496	$14,303,364
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	241,068	1,024,769
Net asset value, offering and redemption price per share	$10.90	$13.96

COMPONENTS OF NET ASSETS
Paid-in capital	$2,534,155	$13,901,142
Undistributed net investment income	8,763	50,124
Accumulated net realized loss on investments	(21,844)	(924,803)
Net unrealized appreciation of investments	107,422	1,276,901
Net assets	$2,628,496	$14,303,364

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Period Ended July 31, 2016

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund*
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $0, $66,218, and $605, respectively)	$1,779,315	$1,103,662	$76,344
Total income	1,779,315	1,103,662	76,344
Expenses
Advisory fees (Note 4)	476,635	154,840	17,881
12b-1 distribution fees – Class A (Note 5)	4,960	—	—
12b-1 distribution fees – Class C (Note 5)	89,862	—	—
Transfer agent fees and expenses (Note 4)	75,860	28,298	8,610
Administration fees (Note 4)	50,681	35,945	14,492
Fund accounting fees (Note 4)	49,902	32,240	12,787
Registration fees	36,807	20,907	9,061
Audit fees	22,201	16,200	16,101
Custody fees (Note 4)	12,823	11,588	7,694
Trustee fees	10,544	9,672	3,934
Reports to shareholders	10,251	3,549	175
Miscellaneous expense	9,082	4,742	900
Chief Compliance Officer fee (Note 4)	9,032	9,032	3,836
Legal fees	8,573	4,518	1,000
Insurance expense	3,588	2,333	394
Total expenses	870,801	333,864	96,865
Advisory fee waiver and
expense reimbursement (Note 4)	(256,014)	(98,030)	(75,732)
Net expenses	614,787	235,834	21,133
Net investment income	1,164,528	867,828	55,211
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	3,375,306	(3,408,262)	(3,434)
Net change in unrealized
appreciation/(depreciation) on investments	(5,146,049)	1,822,830	522,209
Net realized and unrealized gain/(loss)
on investments	(1,770,743)	(1,585,432)	518,775
Net increase/(decrease) in net assets
resulting from operations	$(606,215)	$(717,604)	$573,986

*	The O’Shaughnessy Market Leaders Value Fund commenced operations on February 26, 2016.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations (Continued)
For the Period Ended July 31, 2016

	Small Cap	Small/Mid Cap
	Value Fund*	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $471 and $2,274, respectively)	$16,781	$223,862
Total income	16,781	223,862
Expenses
Advisory fees (Note 4)	6,891	87,593
Transfer agent fees and expenses (Note 4)	8,610	23,177
Administration fees (Note 4)	14,492	36,912
Fund accounting fees (Note 4)	12,787	37,222
Registration fees	9,061	18,312
Audit fees	16,101	17,700
Custody fees (Note 4)	7,694	14,251
Trustee fees	3,934	9,899
Reports to shareholders	175	1,875
Miscellaneous expense	900	4,550
Chief Compliance Officer fee (Note 4)	3,836	9,032
Legal fees	1,000	5,185
Insurance expense	391	1,967
Total expenses	85,872	267,675
Advisory fee waiver and expense reimbursement (Note 4)	(77,846)	(93,949)
Net expenses	8,026	173,726
Net investment income	8,755	50,136
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(21,836)	(66,937)
Net change in unrealized appreciation/(depreciation) on investments	107,422	95,797
Net realized and unrealized gain on investments	85,586	28,860
Net increase in net assets resulting from operations	$94,341	$78,996

*	The O’Shaughnessy Small Cap Value Fund commenced operations on February 26, 2016.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2016	July 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,164,528	$1,552,022
Net realized gain on investments	3,375,306	12,516,336
Net change in unrealized appreciation on investments	(5,146,049)	(2,815,800)
Net increase/(decrease) in net assets
resulting from operations	(606,215)	11,252,558

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(11,226)	(11,537)
Class C Shares	—	(17,209)
Class I Shares	(584,715)	(1,087,818)
From net realized gain on investments
Class A Shares	(161,307)	(393,508)
Class C Shares	(714,975)	(1,442,133)
Class I Shares	(6,090,993)	(17,343,065)
Total distributions to shareholders	(7,563,216)	(20,295,270)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(34,754,038)	(7,901,512)
Total decrease in net assets	(42,923,469)	(16,944,224)

NET ASSETS
Beginning of year	119,136,088	136,080,312
End of year	$76,212,619	$119,136,088
Includes undistributed net investment income of	$523,795	$595,994

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2016	July 31, 2015
Class A Shares
Net proceeds from shares sold	$680,949	$66,110
Distributions reinvested	151,734	388,325
Payment for shares redeemed	(974,380)+	(4,517,619)
Net decrease in net assets from capital share transactions	$(141,697)	$(4,063,184)
+ Net of redemption fees of	$3,854	$—

Class C Shares
Net proceeds from shares sold	$168,902	$1,704,534
Distributions reinvested	714,975	1,459,342
Payment for shares redeemed	(1,707,614)	(2,491,875)
Net increase/(decrease) in net assets from capital share transactions	$(823,737)	$672,001

Class I Shares
Net proceeds from shares sold	$22,130,745	$26,670,901
Distributions reinvested	4,115,424	14,810,197
Payment for shares redeemed	(60,034,773)+	(45,991,427)+
Net decrease in net assets from capital share transactions	$(33,788,604)	$(4,510,329)
+ Net of redemption fees of	$8,827	$1,458
	$(34,754,038)	$(7,901,512)

Class A Shares
Shares sold	48,198	3,797
Shares issued on reinvestment of distributions	10,428	24,940
Shares redeemed	(68,380)	(258,332)
Net decrease in shares outstanding	(9,754)	(229,595)

Class C Shares
Shares sold	11,790	107,487
Shares issued on reinvestment of distributions	50,744	96,326
Shares redeemed	(121,058)	(157,351)
Net increase/(decrease) in shares outstanding	(58,524)	46,462

Class I Shares
Shares sold	1,535,752	1,642,125
Shares issued on reinvestment of distributions	284,608	957,350
Shares redeemed	(4,113,822)	(2,874,767)
Net decrease in shares outstanding	(2,293,462)	(275,292)
	(2,361,740)	(458,425)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2016	July 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$867,828	$3,364,040
Net realized loss on investments	(3,408,262)	(16,247,229)
Net change in unrealized
appreciation/(depreciation) on investments	1,822,830	(12,152,222)
Net decrease in net assets resulting from operations	(717,604)	(25,035,411)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares*	—	(87,796)
Class C Shares*	—	(59,403)
Class I Shares	(869,452)	(3,217,998)
From net realized gain on investments
Class I Shares	—	(7,277,300)
Total distributions to shareholders	(869,452)	(10,642,497)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(15,925,144)	(82,002,064)
Total decrease in net assets	(17,512,200)	(117,679,972)

NET ASSETS
Beginning of year	37,492,448	155,172,420
End of year	$19,980,248	$37,492,448
Includes undistributed net investment income of	$—	$—

*	Class A shares and Class C shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2016	July 31, 2015
Class A Shares*
Net proceeds from shares sold	$—	$478,326
Distributions reinvested	—	81,834
Payment for conversion of Class A shares	—	(3,098,593)
Payment for shares redeemed	—	(15,231,528)+
Net decrease in net assets from capital share transactions	$—	$(17,769,961)
+ Net of redemption fees of	$—	$561

Class C Shares*
Net proceeds from shares sold	$—	$435,687
Distributions reinvested	—	59,311
Payment for conversion of Class C shares	—	(6,601,454)
Payment for shares redeemed	—	(1,996,520)+
Net decrease in net assets from capital share transactions	$—	$(8,102,976)
+ Net of redemption fees of	$—	$496

Class I Shares
Net proceeds from shares sold	$4,559,822	$34,326,024
Proceeds from conversion of Class A shares and Class C shares	—	9,700,047
Distributions reinvested	558,742	9,103,593
Payment for shares redeemed	(21,043,708)+	(109,258,791)+
Net decrease in net assets from capital share transactions	$(15,925,144)	$(56,129,127)
+ Net of redemption fees of	$8,654	$21,548
	$(15,925,144)	$(82,002,064)
Class A Shares*
Shares sold	—	36,141
Shares issued on reinvestment of distributions	—	6,117
Shares converted to Class I	—	(252,934)
Shares redeemed	—	(1,153,185)
Net decrease in shares outstanding	—	(1,363,861)

Class C Shares*
Shares sold	—	33,531
Shares issued on reinvestment of distributions	—	4,550
Shares converted to Class I	—	(543,021)
Shares redeemed	—	(156,188)
Net decrease in shares outstanding	—	(661,128)

Class I Shares
Shares sold	488,467	2,807,316
Shares converted from Class A and Class C	—	789,668
Shares issued on reinvestment of distributions	60,466	835,944
Shares redeemed	(2,284,671)	(10,073,981)
Net decrease in shares outstanding	(1,735,738)	(5,641,053)
	(1,735,738)	(7,666,042)

*	Class A and Class C shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statement of Changes in Net Assets

February 26, 2016*
through
July 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$55,211
Net realized loss on investments	(3,434)
Net change in unrealized appreciation on investments	522,209
Net increase in net assets resulting from operations	573,986

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	14,709,677
Total increase in net assets	15,283,663

NET ASSETS
Beginning of period	—
End of period	$15,283,663
Includes undistributed net investment income of	$55,211

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$14,758,199
Payment for shares redeemed	(48,522)+
Net increase in net assets from capital share transactions	$14,709,677
+ Net of redemption fees of	$835

Class I Shares
Shares sold	1,410,472
Shares redeemed	(4,581)
Net increase in shares outstanding	1,405,891

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Statement of Changes in Net Assets

February 26, 2016*
through
July 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$8,755
Net realized loss on investments	(21,836)
Net change in unrealized appreciation on investments	107,422
Net increase in net assets resulting from operations	94,341

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	2,534,155
Total increase in net assets	2,628,496

NET ASSETS
Beginning of period	—
End of period	$2,628,496
Includes undistributed net investment income of	$8,763

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$2,638,869
Payment for shares redeemed	(104,714)+
Net increase in net assets from capital share transactions	$2,534,155
+ Net of redemption fees of	$1,833

Class I Shares
Shares sold	251,039
Shares redeemed	(9,971)
Net increase in shares outstanding	241,068

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	July 31, 2016	July 31, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$50,136	$88,833
Net realized gain/(loss) on investments	(66,937)	578,706
Net change in unrealized appreciation on investments	95,797	480,384
Net increase in net assets resulting from operations	78,996	1,147,923

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(53,324)	—
From net realized gain on investments
Class I Shares	(917,118)	(1,483,533)
Total distributions to shareholders	(970,442)	(1,483,533)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(2,734,846)	7,000,852
Total increase/(decrease) in net assets	(3,626,292)	6,665,242

NET ASSETS
Beginning of year	17,929,656	11,264,414
End of year	$14,303,364	$17,929,656
Includes undistributed net investment income of	$50,124	$53,324

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:

	Year Ended	Year Ended
	July 31, 2016	July 31, 2015
Class A Shares*
Net proceeds from shares sold	$—	$116,545
Payment for conversion of Class A shares	—	(385,520)
Payment for shares redeemed	—	(3,630,010)
Net decrease in net assets from capital share transactions	$—	$(3,898,985)

Class I Shares
Net proceeds from shares sold	$2,715,739	$11,505,923
Proceeds from conversion of Class A shares	—	385,520
Distributions reinvested	641,317	1,025,964
Payment for shares redeemed	(6,091,902)+	(2,017,570)+
Net increase/(decrease) in net assets from capital share transactions	$(2,734,846)	$10,899,837
+ Net of redemption fees of	$200	$150
	$(2,734,846)	$7,000,852

Class A Shares*
Shares sold	—	7,347
Shares converted to Class I	—	(24,416)
Shares redeemed	—	(226,604)
Net decrease in shares outstanding	—	(243,673)

Class I Shares
Shares sold	206,755	768,882
Shares converted from Class A	—	24,131
Shares issued on reinvestment of distributions	47,260	73,970
Shares redeemed	(441,673)	(138,199)
Net increase/(decrease) in shares outstanding	(187,658)	728,784
	(187,658)	485,111

*	Class A shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the year

Class A Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$15.91	$17.07	$15.98	$12.78	$12.08

Income from investment operations:
Net investment income†	0.18	0.17	0.12	0.20	0.12
Net realized and unrealized
gain/(loss) on investments	(0.01)	1.17	2.35	3.17	0.67
Total from investment operations	0.17	1.34	2.47	3.37	0.79

Less distributions:
From net investment income	(0.08)	(0.07)	(0.13)	(0.17)	(0.03)
From net realized gain on investments	(1.16)	(2.43)	(1.25)	—	(0.06)
Total distributions	(1.24)	(2.50)	(1.38)	(0.17)	(0.09)

Redemption fees retained	0.03 †	—	—	0.00 †^	0.00 †^

Net asset value, end of year	$14.87	$15.91	$17.07	$15.98	$12.78

Total return	1.45%	8.19%	15.89%	26.74%	6.59%

Ratios/supplemental data:
Net assets, end of year (thousands)	$2,077	$2,379	$6,471	$4,204	$3,803

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.15%	1.03%	1.01%	1.07%	1.68%
After fee waiver and expense
reimbursement/recoupment	0.85%	0.93%#	1.23%	1.24%	1.24%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	0.91%	0.93%	0.91%	1.62%	0.52%
After fee waiver and expense
reimbursement/recoupment	1.21%	1.03%	0.69%	1.45%	0.96%

Portfolio turnover rate	104.46%	81.23%	71.56%	57.50%	66.71%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the year

Class C Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$15.41	$16.68	$15.67	$12.55	$11.92

Income from investment operations:
Net investment income/(loss)†	0.07	0.04	(0.01)	0.10	0.03
Net realized and unrealized
gain/(loss) on investments	(0.02)	1.15	2.31	3.11	0.66
Total from investment operations	0.05	1.19	2.30	3.21	0.69

Less distributions:
From net investment income	—	(0.03)	(0.04)	(0.09)	(0.00)^
From net realized gain on investments	(1.16)	(2.43)	(1.25)	—	(0.06)
Total distributions	(1.16)	(2.46)	(1.29)	(0.09)	(0.06)

Redemption fees retained	—	—	0.00 †^	0.00 †^	0.00 †^

Net asset value, end of year	$14.30	$15.41	$16.68	$15.67	$12.55

Total return	0.45%	7.40%	15.02%	25.77%	5.86%

Ratios/supplemental data:
Net assets, end of year (thousands)	$8,521	$10,082	$10,139	$7,485	$6,673

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.90%	1.77%	1.76%	1.82%	2.47%
After fee waiver and expense
reimbursement/recoupment	1.60%	1.67%#	1.98%	1.99%	1.99%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	0.17%	0.14%	0.18%	0.89%	(0.26)%
After fee waiver and expense
reimbursement/recoupment	0.47%	0.24%	(0.04)%	0.72%	0.22%

Portfolio turnover rate	104.46%	81.23%	71.56%	57.50%	66.71%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the year

Class I Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$15.84	$17.04	$15.95	$12.77	$12.04

Income from investment operations:
Net investment income†	0.21	0.20	0.16	0.23	0.15
Net realized and unrealized
gain/(loss) on investments	(0.01)	1.18	2.35	3.16	0.67
Total from investment operations	0.20	1.38	2.51	3.39	0.82

Less distributions:
From net investment income	(0.11)	(0.15)	(0.17)	(0.21)	(0.03)
From net realized gain on investments	(1.16)	(2.43)	(1.25)	—	(0.06)
Total distributions	(1.27)	(2.58)	(1.42)	(0.21)	(0.09)

Redemption fees retained	0.00 †^	0.00 †^	0.00 †^	0.00 †^	0.00 †^

Net asset value, end of year	$14.77	$15.84	$17.04	$15.95	$12.77

Total return	1.46%	8.49%	16.18%	26.93%	6.91%

Ratios/supplemental data:
Net assets, end of year (thousands)	$65,615	$106,675	$119,470	$114,220	$52,574

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	0.90%	0.77%	0.76%	0.82%	1.47%
After fee waiver and expense
reimbursement/recoupment	0.60%	0.67%#	0.98%	0.99%	0.99%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.15%	1.15%	1.18%	1.79%	0.74%
After fee waiver and expense
reimbursement/recoupment	1.45%	1.25%	0.96%	1.62%	1.22%

Portfolio turnover rate	104.46%	81.23%	71.56%	57.50%	66.71%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the year

Class I Shares

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$9.97	$13.59	$11.96	$10.70	$11.51

Income from investment operations:
Net investment income†	0.34	0.38	0.72	0.43	0.47
Net realized and unrealized
gain/(loss) on investments	(0.10)	(2.78)	1.60	1.21	(0.78)
Total from investment operations	0.24	(2.40)	2.32	1.64	(0.31)

Less distributions:
From net investment income	(0.34)	(0.44)	(0.68)	(0.38)	(0.42)
From net realized gain on investments	—	(0.78)	(0.01)	—	(0.08)
Total distributions	(0.34)	(1.22)	(0.69)	(0.38)	(0.50)

Redemption fees retained†^	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$9.87	$9.97	$13.59	$11.96	$10.70

Total return	2.74%	-18.11%	19.64%	15.52%	-2.53%

Ratios/supplemental data:
Net assets, end of year (thousands)	$19,980	$37,492	$127,799	$72,140	$19,644

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.40%	0.94%#	0.87%	1.08%	2.14%
After fee waiver and expense
reimbursement/recoupment	0.99%	1.02%#	0.99%	0.99%	0.99%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	3.23%	3.34%	5.64%	3.58%	3.25%
After fee waiver and expense
reimbursement/recoupment	3.64%	3.26%	5.52%	3.67%	4.40%

Portfolio turnover rate	47.61%	50.89%	45.47%	35.48%	72.95%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares

	February 26, 2016*
	to
	July 31, 2016
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income†	0.08
Net realized and unrealized gain on investments	0.79
Total from investment operations	0.87

Redemption fees retained	0.00	†^

Net asset value, end of period	$10.87

Total return	8.70	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,284

Ratio of expenses to average net assets:
Before expense reimbursement	2.98	%+
After expense reimbursement	0.65	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.63	)%+
After expense reimbursement	1.70	%+

Portfolio turnover rate	2.32	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares

	February 26, 2016*
	to
	July 31, 2016
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income†	0.05
Net realized and unrealized gain on investments	0.84
Total from investment operations	0.89

Redemption fees retained	0.01	†

Net asset value, end of period	$10.90

Total return	9.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,628

Ratio of expenses to average net assets:
Before expense reimbursement	10.64	%+
After expense reimbursement	0.99	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(8.57	)%+
After expense reimbursement	1.08	%+

Portfolio turnover rate	19.10	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the year

Class I Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$14.79	$15.54	$16.18	$12.24	$12.94

Income from investment operations:
Net investment income†	0.05	0.09	0.00 ^	0.04	0.01
Net realized and unrealized
gain/(loss) on investments	0.05	1.11	1.76	3.95	(0.71)
Total from investment operations	0.10	1.20	1.76	3.99	(0.70)

Less distributions:
From net investment income	(0.05)	—	—	(0.05)	—
From net realized gain on investments	(0.88)	(1.95)	(2.40)	—	—
Total distributions	(0.93)	(1.95)	(2.40)	(0.05)	—

Redemption fees retained	0.00 †^	0.00 †^	—	0.00 †^	0.00 †^

Net asset value, end of year	$13.96	$14.79	$15.54	$16.18	$12.24

Total return	0.87%	8.54%	10.83%	32.75%	-5.41%

Ratios/supplemental data:
Net assets, end of year (thousands)	$14,303	$17,930	$7,516	$6,915	$5,243

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.83%	1.95%#	2.54%	2.90%	3.98%
After fee waiver and
expense reimbursement	1.19%	1.19%#	1.19%	1.19%	1.19%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	(0.30)%	(0.15)%	(1.34)%	(1.42)%	(2.72)%
After fee waiver and
expense reimbursement	0.34%	0.61%	0.01%	0.29%	0.07%

Portfolio turnover rate	90.41%	83.71%	98.91%	93.42%	110.38%

†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at July 31, 2016

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”), the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund, which are each diversified funds, began operations on August 16, 2010. The Market Leaders Value Fund and Small Cap Value Fund, which are each diversified funds, began operations on February 26, 2016. The investment objectives of the All Cap Core, Market Leaders Value, Small Cap Value and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund currently offers Class A shares, Class C shares and Class I shares. The Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund currently offer only Class I shares.

Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the All Cap Core Fund’s, Enhanced Dividend Fund’s, and Small/Mid Cap Growth Fund’s returns filed for open tax years 2013-2015, or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.

Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the period ended July 31, 2016, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
All Cap Core Fund	$(640,786)	$(1,880,155)	$2,520,941
Enhanced Dividend Fund	1,624	(667,321)	665,697
Small Cap Value Fund	8	(8)	—
Small/Mid Cap Growth Fund	(12)	12	—

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.
During the period ended July 31, 2016, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$3,854	$—	$8,827
Enhanced Dividend Fund	N/A	N/A	8,654
Market Leaders Value Fund	N/A	N/A	835
Small Cap Value Fund	N/A	N/A	1,833
Small/Mid Cap Growth Fund	N/A	N/A	200

G.
Foreign Securities: The Funds may invest in securities of foreign companies. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic Issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of July 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 3 – SECURITIES VALUATION (Continued)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2016:

All Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,393,670	$—	$—	$12,393,670
Consumer Staples	8,969,543	—	—	8,969,543
Energy	1,303,394	—	—	1,303,394
Financials	10,174,988	—	—	10,174,988
Health Care	3,450,359	—	—	3,450,359
Industrials	17,874,417	—	—	17,874,417
Information Technology	12,829,819	—	—	12,829,819
Materials	3,232,930	—	—	3,232,930
Telecommunication Services	3,095,412	—	—	3,095,412
Utilities	1,307,092	—	—	1,307,092
Total Common Stocks	74,631,624	—	—	74,631,624
Total Investments in Securities	$74,631,624	$—	$—	$74,631,624

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,210,292	$—	$—	$1,210,292
Consumer Staples	618,136	—	—	618,136
Energy	2,734,576	—	—	2,734,576
Financials	3,330,374	—	—	3,330,374
Health Care	1,976,284	—	—	1,976,284
Industrials	2,822,051	—	—	2,822,051
Information Technology	2,647,921	—	—	2,647,921
Materials	2,904,876	—	—	2,904,876
Telecommunication Services	1,421,134	—	—	1,421,134
Total Common Stocks	19,665,644	—	—	19,665,644
Total Investments in Securities	$19,665,644	$—	$—	$19,665,644

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,700,179	$—	$—	$3,700,179
Consumer Staples	884,407	—	—	884,407
Energy	945,629	—	—	945,629
Financials	1,874,299	—	—	1,874,299
Health Care	284,317	—	—	284,317
Industrials	3,483,836	—	—	3,483,836
Information Technology	1,847,097	—	—	1,847,097
Materials	1,237,645	—	—	1,237,645
Telecommunication Services	1,002,500	—	—	1,002,500
Total Common Stocks	15,259,909	—	—	15,259,909
Total Investments in Securities	$15,259,909	$—	$—	$15,259,909

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 3 – SECURITIES VALUATION (Continued)

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$252,135	$—	$—	$252,135
Consumer Staples	72,738	—	—	72,738
Energy	105,559	—	—	105,559
Financials	1,058,448	—	—	1,058,448
Health Care	102,443	—	—	102,443
Industrials	371,656	—	—	371,656
Information Technology	232,976	—	—	232,976
Materials	78,789	—	—	78,789
Utilities	139,461	—	—	139,461
Total Common Stocks	2,414,205	—	—	2,414,205
Preferred Stocks
Materials	13,029	—	—	13,029
Utilities	50,738	—	—	50,738
Total Preferred Stocks	63,767	—	—	63,767
Total Investments in Securities	$2,477,972	$—	$—	$2,477,972

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,595,804	$—	$—	$1,595,804
Consumer Staples	1,617,014	—	—	1,617,014
Energy	28,511	—	—	28,511
Financials	2,968,860	—	—	2,968,860
Health Care	972,919	—	—	972,919
Industrials	3,038,650	—	—	3,038,650
Information Technology	2,410,721	—	—	2,410,721
Materials	1,197,646	—	—	1,197,646
Telecommunication Services	275,217	—	—	275,217
Total Common Stocks	14,105,342	—	—	14,105,342
Preferred Stocks
Telecommunication Services	61,547	—	—	61,547
Total Preferred Stocks	61,547	—	—	61,547
Total Investments in Securities	$14,166,889	$—	$—	$14,166,889

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at July 31, 2016, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the period ended July 31, 2016.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended July 31, 2016, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, 0.55%, 0.85% and 0.60%, respectively,

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

based upon the average daily net assets of each Fund.  For the period ended July 31, 2016, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund incurred $476,635, $154,840, $17,881, $6,891 and $87,593 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has agreed to temporarily reduce, through at least November 27, 2016, fees payable to it by the All Cap Core Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	0.85%	1.60%	0.60%

	percent of average daily net assets

The Advisor has contractually agreed to reduce fees payable to it by the Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses to as follows:

Class I
Enhanced Dividend Fund	0.99%
Market Leaders Value Fund	0.65%
Small Cap Value Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the period ended July 31, 2016, the Advisor reduced its fees and/or made expense payments in the amount of $256,014, $98,030, $75,732, $77,846 and $93,949 for the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund, respectively.

The Advisor is not able to recoup the fees waived of $256,014 in the All Cap Core Fund which are subject to the temporary expense limitation.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2017	2018	2019	Total
Enhanced Dividend Fund	$—	$—	$98,030	$98,030
Market Leaders Value Fund	—	—	75,732	75,732
Small Cap Value Fund	—	—	77,846	77,846
Small/Mid Cap Growth Fund	146,530	110,505	93,949	350,984

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the period ended July 31, 2016, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

		Enhanced	Market	Small	Small/Mid
	All Cap	Dividend	Leaders	Cap Value	Cap Growth
	Core Fund	Fund	Value Fund	Fund	Fund
Administration	$50,681	$35,945	$14,492	$14,492	$36,912
Fund Accounting	49,902	32,240	12,787	12,787	37,222
Transfer Agency
(excludes out-of-pocket expenses)	58,290	22,301	6,053	6,053	18,285
Chief Compliance Officer	9,032	9,032	3,836	3,836	9,032
Custody	12,823	11,588	7,694	7,694	14,251

At July 31, 2016, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

		Enhanced	Market	Small	Small/Mid
	All Cap	Dividend	Leaders	Cap Value	Cap Growth
	Core Fund	Fund	Value Fund	Fund	Fund
Administration	$8,471	$6,011	$5,775	$5,612	$6,201
Fund Accounting	8,296	5,473	4,699	4,166	6,255
Transfer Agency
(excludes out-of-pocket expenses)	9,487	3,944	1,937	2,276	3,073
Chief Compliance Officer	1,500	1,500	1,586	1,586	1,500
Custody	2,103	1,786	514	—	1,948

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The All Cap Core Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the All Cap Core Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the All Cap Core Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended July 31, 2016, the All Cap Core Fund paid the Distributor $4,960 and $89,862 for Class A and Class C shares, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 6 – SHAREHOLDER SERVICING FEE (Continued)

provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended July 31, 2016, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund did not accrue shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$91,173,321	$132,195,469
Enhanced Dividend Fund	11,297,327	27,496,316
Market Leaders Value Fund	14,972,456	168,059
Small Cap Value Fund	2,744,815	344,574
Small/Mid Cap Growth Fund	13,176,728	16,426,581

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the period ended July 31, 2016, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended July 31, 2016 and the year ended July 31, 2015 was as follows:

All Cap Core Fund
	July 31, 2016	July 31, 2015
Ordinary Income	$595,941	$1,116,564
Long-term Capital Gains	6,967,275	19,178,706
Enhanced Dividend Fund
	July 31, 2016	July 31, 2015
Ordinary Income	$869,452	$3,365,197
Long-term Capital Gains	—	7,277,300
Small/Mid Cap Growth Fund
	July 31, 2016	July 31, 2015
Ordinary Income	$53,324	$—
Long-term Capital Gains	917,118	1,483,533

The Market Leaders Value Fund and Small Cap Value Fund made no distributions during the period ended July 31, 2016.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of July 31, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap Core	Enhanced	Market Leaders
	Fund	Dividend Fund	Value Fund
Cost of investments (a)	$65,331,323	$19,345,304	$14,740,056
Gross tax unrealized appreciation	9,765,058	1,418,504	782,464
Gross tax unrealized depreciation	(464,757)	(1,098,086)	(262,611)
Net tax unrealized appreciation/(depreciation) (a)	9,300,301	(320,418)	519,853
Undistributed ordinary income	523,795	—	55,211
Undistributed long-term capital gain	1,540,468	—	—
Total distributable earnings	2,084,263	—	55,211
Other accumulated gains/(losses)	—	(20,439,019)	(1,078)
Total accumulated earnings/(losses)	$11,364,564	$(20,118,601)	$573,986

		Small Cap	Small/Mid Cap
		Value Fund	Growth Fund
Cost of investments (a)		$2,373,660	$12,889,988
Gross tax unrealized appreciation		194,284	1,559,389
Gross tax unrealized depreciation		(89,972)	(282,488)
Net tax unrealized
appreciation/(depreciation) (a)		104,312	1,276,901
Undistributed ordinary income		9,351	50,124
Undistributed long-term capital gain		—	—
Total distributable earnings		9,351	50,124
Other accumulated gains/(losses)		(19,322)	(924,803)
Total accumulated earnings/(losses)		$94,341	$402,222

(a)	The differences between the book basis and tax basis net unrealized appreciation/(depreciation) and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2016, the Funds had capital loss carryforwards as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
	Carryover	Carryover
O’Shaughnessy Enhanced Dividend Fund	$16,586,195	$1,759,132
O’Shaughnessy Market Leaders Value Fund	1,078	—
O’Shaughnessy Small Cap Value Fund	19,322	—
O’Shaughnessy Small/Mid Cap Growth Fund	924,803	—

These capital losses may be carried forward indefinitely to offset future gains.

At July 31, 2016, the Enhanced Dividend Fund deferred, on a tax basis, post-October losses of $2,093,692.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2016

NOTE 10 – PRINCIPAL RISKS (Continued)

•
Sector Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•	Emerging Markets Risk. There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Depositary Receipt Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

O’Shaughnessy Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
O’Shaughnessy Mutual Funds

We have audited the accompanying statements of assets and liabilities of the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund, and O’Shaughnessy Small/Mid Cap Growth Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2016, and with respect to the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Growth Fund, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, with respect to the O’Shaughnessy Market Leaders Value Fund and O’Shaughnessy Small Cap Value Fund, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period February 26, 2016 (commencement of operations) to July 31, 2016.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund, and O’Shaughnessy Small/Mid Cap Growth Fund as of July 31, 2016, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 29, 2016

O’Shaughnessy Mutual Funds

Notice to Shareholders
at July 31, 2016 (Unaudited)

For the period ended July 31, 2016, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund designated $595,941, $869,452, and $53,324, respectively, as ordinary income for purposes of the dividends paid deduction.

For the period ended July 31, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100.00%, 100.00% and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended July 31, 2016 was 100.00%, 22.67%, and 0.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the period ended July 31, 2016 was 100.00%, 72.99% and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund, respectively.

O’Shaughnessy Mutual Funds

Notice to Shareholders (Continued)
at July 31, 2016 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2016

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position	Office and		Complex	Held During
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Past Five
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree (age 70)	Trustee	Indefinite	Director, Alpha Gamma Delta	8	Trustee,
615 E. Michigan Street		term; since	Housing Corporation (collegiate		Advisors Series
Milwaukee, WI 53202		March 2014.	housing management) (2012 to		Trust (for series
			present); Trustee and Chair		not affiliated with
			(2000 to 2012), New Covenant		the Funds);
			Mutual Funds (1999-2012);		Independent
			Director and Board Member,		Trustee from
			Alpha Gamma Delta Foundation		1999 to 2012,
			(philanthropic organization)		New Covenant
			(2005 to 2011).		Mutual Funds
(an open-end
investment
company with
4 portfolios).

George J. Rebhan (age 82)	Trustee	Indefinite	Retired; formerly President,	8	Trustee,
615 E. Michigan Street		term; since	Hotchkis and Wiley Funds		Advisors Series
Milwaukee, WI 53202		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
not affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford (age 76)	Trustee	Indefinite	Retired; formerly Senior Vice	8	Trustee,
615 E. Michigan Street		term; since	President, Federal Home Loan		Advisors Series
Milwaukee, WI 53202		February 1997.	Bank of San Francisco.		Trust (for series
not affiliated with
the Funds).

Raymond B. Woolson (age 57)	Trustee	Indefinite	President, Apogee Group, Inc.	8	Trustee,
615 E. Michigan Street		term*; since	(financial consulting firm)		Advisors Series
Milwaukee, WI 53202		January 2016.	(1998 to present).		Trust (for series
not affiliated with
the Funds);
Independent
Trustee,
Doubleline
Funds Trust (an
open-end
investment
company with
13 portfolios),
Doubleline
Equity Funds,
Doubleline
Opportunistic
Credit Fund and
Doubleline
Income Solutions
Fund, from 2010
to present.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position	Office and		Complex	Held During
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Past Five
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Interested Trustee

Joe D. Redwine(4) (age 69)	Interested	Indefinite	President, CEO, U.S. Bancorp Fund	8	Trustee,
615 E. Michigan Street	Trustee	term; since	Services, LLC (May 1991 to present).		Advisors Series
Milwaukee, WI 53202		September 2008.			Trust (for series
not affiliated with
the Funds).

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Officers
Joe D. Redwine (age 69)	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	and Chief	term; since	(May 1991 to present).
Milwaukee, WI 53202	Executive	September 2007.
Officer

Douglas G. Hess (age 49)	President	Indefinite	Senior Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	and	term; since	Fund Services, LLC (March 1997 to present).
Milwaukee, WI 53202	Principal	June 2003.
Executive
Officer

Cheryl L. King (age 54)	Treasurer	Indefinite	Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	and	term; since	Fund Services, LLC (October 1998 to present).
Milwaukee, WI 53202	Principal	December 2007.
Financial
Officer

Kevin J. Hayden (age 45)	Assistant	Indefinite	Assistant Vice President, Compliance and Administration,
615 E. Michigan Street	Treasurer	term; since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
Milwaukee, WI 53202		September 2013.

Albert Sosa (age 45)	Assistant	Indefinite	Assistant Vice President, Compliance and Administration,
615 E. Michigan Street	Treasurer	term; since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
Milwaukee, WI 53202		September 2013.

Michael L. Ceccato (age 58)	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	President,	term; since	(February 2008 to present).
Milwaukee, WI 53202	Chief	September 2009.
Compliance
Officer and
AML Officer

Jeanine M. Bajczyk, Esq. (age 51)	Secretary	Indefinite	Senior Vice President and Counsel, U.S. Bancorp Fund Services,
615 E. Michigan Street		term; since	LLC (May 2006 to present).
Milwaukee, WI 53202		September 2015.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Officers

Emily R. Enslow, Esq. (age 29)	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Secretary	term; since	(July 2013 to present); Proxy Voting Coordinator and Class Action
Milwaukee, WI 53202		September 2015.	Administrator, Artisan Partners Limited Partnership (September 2012 to
July 2013); Legal Internship, Artisan Partners Limited Partnership
(February 2012 to September 2012); J.D. Graduate, Marquette
University Law School (2009 to 2012).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of July 31, 2016, the Trust was comprised of 49 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-291-7827.

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2016	FYE 7/31/2015
Audit Fees	$77,300	$55,200
Audit-Related Fees	N/A	N/A
Tax Fees	$17,000	$9,900
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2016	FYE 7/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2016	FYE 7/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  10/4/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  10/4/16

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  10/4/16

* Print the name and title of each signing officer under his or her signature.